Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	KMB TSR ($)	S&P 500 Consumer Staples Index TSR ($)	Net Income ($ Millions)	Annual Organic Sales Growth %
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	15,320,405	9,210,075	5,305,478	3,408,636	89.85	141.44	2,021	1.1%
2024	16,413,045	23,830,638	5,755,256	7,444,749	113.18	150.76	2,545	3.2%
2023	16,528,052	20,793,207	5,103,079	5,909,333	101.25	131.24	1,764	4.7%
2022	14,555,561	23,441,071	5,504,660	7,301,881	108.96	130.57	1,934	7.2%
2021	12,009,162	3,318,480	4,589,273	2,631,289	110.71	131.38	1,814	(1.0%)

Company Selected Measure Name	annual organic sales growth
Named Executive Officers, Footnote
Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for our CEO, Michael D. Hsu, for the respective years shown.
Column (d). The following non-CEO named executive officers are included in the average figures shown:

2021:	Maria Henry, Russell Torres, Kimberly Underhill, Jeffrey Melucci, Gonzalo Uribe
2022:	Maria Henry, Russell Torres, Jeffrey Melucci, Zack Hicks, Nelson Urdaneta
2023:	Russell Torres, Jeffrey Melucci, Zack Hicks, Nelson Urdaneta
2024:	Russell Torres, Jeffrey Melucci, Zack Hicks, Nelson Urdaneta
2025:	Russell Torres, Jeffrey Melucci, Zack Hicks, Nelson Urdaneta

Peer Group Issuers, Footnote
Column (g). For the relevant fiscal year, represents the cumulative TSR of the S&P 500 Consumer Staples Index ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.

PEO Total Compensation Amount	$ 15,320,405	$ 16,413,045	$ 16,528,052	$ 14,555,561	$ 12,009,162
PEO Actually Paid Compensation Amount	$ 9,210,075	23,830,638	20,793,207	23,441,071	3,318,480
Adjustment To PEO Compensation, Footnote
Column (c). “Compensation actually paid” to our CEO in 2025 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in company shares once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during 2025. For information regarding the decisions made by our Management Development and Compensation Committee in regards to the CEO’s compensation for 2025, please see “Compensation Discussion & Analysis” above.

Year	2025
CEO	M. Hsu
SCT Total Compensation ($)	15,320,405
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(11,499,989)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	8,933,810
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(6,816,105)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	3,271,954
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—
Compensation Actually Paid ($)	9,210,075

Non-PEO NEO Average Total Compensation Amount	$ 5,305,478	5,755,256	5,103,079	5,504,660	4,589,273
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,408,636	7,444,749	5,909,333	7,301,881	2,631,289
Adjustment to Non-PEO NEO Compensation Footnote
Column (e). Average “compensation actually paid” for our non-CEO NEOs in 2025 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in company shares once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during 2025. For information regarding the decisions made by our Management Development and Compensation Committee in regards to the non-CEO NEOs' compensation for 2025, please see “Compensation Discussion and Analysis” above.

Year	2025 Average
Non-CEO NEOs ($)	See Column (d) note
SCT Total Compensation ($)	5,305,478
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(3,487,497)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	2,709,275
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(1,840,839)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	722,219
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—
Compensation Actually Paid ($)	3,408,636

Equity Valuation Assumption Difference, Footnote
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-vested restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest.
	Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-based restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest. The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table.
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. KMB and Peer Group TSR Fiscal Year

KMB CEO	Avg. Other KMB NEOs	KMB TSR	S&P 500 Consumer Staples Index

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. KMB Net Income Fiscal Year

KMB CEO	Avg. Other KMB NEOs	KMB Net Income

Compensation Actually Paid vs. Company Selected Measure	Fiscal Year

KMB CEO	Avg. Other KMB NEOs	KMB Organic Sales Growth

Tabular List, Table

Measure	Nature	Explanation

Organic sales growth	Financial measure	A non-GAAP financial measure consisting of sales growth generated from within the company and excluding the impact of currency changes, business exits, and acquisition/divestiture activity.

Modified free cash flow	Financial measure
A non-GAAP financial measure consisting of cash produced through operations, minus outlays of cash for capital expenditures.
Free cash flow may be modified for externally disclosed unusual items and/or material unplanned business events.

Adjusted EPS	Financial measure
A non-GAAP financial measure that consists of diluted net income per share that is then adjusted to eliminate the effect of items or events that the Committee determines in its discretion should be excluded for compensation purposes.

Market share	Non-financial measure	Grow or maintain overall weighted market share.

Enabling our purpose	Non-financial measure	Progress towards building an inclusive and engaging culture while enhancing K-C’s business resilience and sustainability.

Total Shareholder Return Amount	$ 89.85	113.18	101.25	108.96	110.71
Peer Group Total Shareholder Return Amount	141.44	150.76	131.24	130.57	131.38
Net Income (Loss)	$ 2,021,000,000	$ 2,545,000,000	$ 1,764,000,000	$ 1,934,000,000	$ 1,814,000,000
Company Selected Measure Amount	0.011	0.032	0.047	0.072	(0.010)
PEO Name	Hsu
Additional 402(v) Disclosure
Column (f). For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Kimberly-Clark for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.
Column (h). Reflects “Net Income” in the company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
Column (i). Company-selected Measure is annual organic sales growth which is described below.

Measure:: 1
Pay vs Performance Disclosure
Name	Organic sales growth
Non-GAAP Measure Description	A non-GAAP financial measure consisting of sales growth generated from within the company and excluding the impact of currency changes, business exits, and acquisition/divestiture activity.
Measure:: 2
Pay vs Performance Disclosure
Name	Modified free cash flow
Non-GAAP Measure Description
A non-GAAP financial measure consisting of cash produced through operations, minus outlays of cash for capital expenditures.
Free cash flow may be modified for externally disclosed unusual items and/or material unplanned business events.

Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
A non-GAAP financial measure that consists of diluted net income per share that is then adjusted to eliminate the effect of items or events that the Committee determines in its discretion should be excluded for compensation purposes.

Measure:: 4
Pay vs Performance Disclosure
Name	Market share
Non-GAAP Measure Description	Grow or maintain overall weighted market share.
Measure:: 5
Pay vs Performance Disclosure
Name	Enabling our purpose
Non-GAAP Measure Description	Progress towards building an inclusive and engaging culture while enhancing K-C’s business resilience and sustainability.
PEO | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,499,989)
PEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,933,810
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,816,105)
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,271,954
PEO | Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pensions Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,487,497)
Non-PEO NEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,709,275
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,840,839)
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	722,219
Non-PEO NEO | Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pensions Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0